One International Place, 40th Floor 100 Oliver Street Boston, MA 02110 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
HANNAH M. FINE hannah.fine@dechert.com +1 617 728 7114 Direct +1 617 275 8391 Fax

March 5, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 656 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 28, 2018.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617.728.7114.

Sincerely,

/s/ Hannah M. Fine

Hannah M. Fine